Share-Based Compensation Plans - Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life [Abstract]
Telesat Corporation time vesting options	49,526	51,595
Weighted average remaining life	1 year	1 year